Other Income, Nets - Schedule of Other Income (Details)	6 Months Ended
	May 31, 2025 HKD ($)	May 31, 2025 USD ($)	May 31, 2024 HKD ($)
Schedule of Other Income [Abstract]
Bank interest income	$ 794,879	$ 101,376	$ 570,389
Sundry income	158,694	20,239	89,036
Total	$ 953,573	$ 121,615	$ 659,425